Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty, total impairment losses		$ 0	$ 85	$ 244
Property, plant and equipment, total impairment loss			109
Intangible assets, total impairment losses			15
Fair Value, Measurements, Nonrecurring
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty, written down			0
Prepaid licensing and royalty, total impairment losses			85
Property, plant and equipment, total impairment loss	[1]		109
Intangible assets, total impairment losses	[2]		$ 15

[1]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2019, we recognized an impairment loss of $109 thousand on property, plant and equipment as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections.
[2]	Impairment losses on certain intangible assets which were determined to be impaired: In 2019, we recognized an impairment loss of $15 thousand on intangible assets as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those intangible assets would not be recoverable based on cash flow projections.